Employee share ownership plans (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Description of Plans
The table below provides a description of each of the plans.

Plan	CDP and STIP	LTIP and MAP	Commencement awards	Shareplus
Type	Short-term incentive	Long-term incentive	Long-term incentive	All-employee share purchase plan

Overview
The CDP was implemented in FY2020 as a replacement for the STIP, both of which are generally plans for Executive KMP and members of the Executive Leadership Team who are not Executive KMP.

Under the CDP, two thirds of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited shares at the end of the vesting period (and the remaining one third is delivered in cash). Two awards of deferred shares are granted, each of the equivalent value to the cash award, vesting in two and five years respectively.

Under the STIP, half of the value of a participant’s short-term incentive amount was awarded as rights to receive BHP Group Limited shares at the end of the two-year vesting period.

The LTIP is a plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP, and awards are granted annually.

The MAP is a plan for BHP senior management who are not Executive KMP. The number of share rights awarded is determined by a participant’s role and grade.
			Awards may be granted to new members of the Executive Leadership Team recruited into the Group to replace awards foregone from a previous company.	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.

Plan	CDP and STIP	LTIP and MAP	Commencement awards	Shareplus

Vesting conditions
CDP: Service conditions only for the two-year award. Vesting of the five-year award is subject to service conditions and also to holistic review of performance at the end of the five-year vesting period, including a five-year view on Safety and Sustainability (previously HSEC) performance, profitability, cash flow, balance sheet health, returns to shareholders, corporate governance and conduct.

STIP: Service conditions only.

LTIP: Service and performance conditions.

From FY2023 BHP’s Total Shareholder Return
1
(TSR) performance relative to two Morgan Stanley Capital International (MSCI) market indices, the MSCI World Metals and Mining Index (“Sector Group TSR”) and the MSCI World Index (“World TSR”). The Sector Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the World TSR determines the vesting of 33 per cent of the awards. For awards granted prior to FY2023, TSR performance relative to a bespoke sector peer group and the MSCI World Index determines the vesting of 67 per cent and 33 per cent of the award, respectively.
25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest.

MAP: Service conditions only.

Service and performance conditions.

The People and Remuneration Committee has absolute discretion to determine if the performance condition has been met and whether any, all or part of the award will vest (or otherwise lapse), having regard to personal performance and the underlying financial performance of the Group during the performance period.

To the extent the performance condition is not achieved, awards will lapse. There is no retesting of the performance condition. Vested awards may be subject to a holding lock.
Service conditions only.

Vesting period	CDP – 2 and 5 years STIP – 2 years	LTIP – 5 years MAP – 1 to 5 years	2 years	3 years

Dividend Equivalent Payment	CDP – Yes STIP – Yes	LTIP – Yes MAP – Varies	Yes	No

Exercise period	None	None	None	None

1
For LTIP awards granted prior to unification and where the five-year performance period ends after unification, the TSR at the start of the performance period is based on the weighted average of the TSRs of BHP Group Limited and BHP Group Plc and the TSR at the end of the performance period is based on the TSR of BHP Group Limited.

Summary of Employee Share Awards
Employee share awards

2023	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of awards at the end of the financial year	Weighted average remaining contractual life (years)	Weighted average share price at exercise date
BHP Group Limited
CDP awards	707,994	435,244	155,158	19,499	968,581	2.1	A$41.62
STIP awards	83,810	–	83,810	–	–	–	A$41.55
LTIP awards	3,143,477	622,992	1,175,882	31,791	2,558,796	2.2	A$41.59
MAP awards 1	7,094,173	2,404,671	2,353,273	491,845	6,653,726	1.2	A$41.74
Commencement awards	86,279	–	69,025	17,254	–	–	A$41.55
Shareplus	4,914,470	3,089,822	2,330,077	550,364	5,123,851	1.3	A$44.88

1	There were no awards vested and exercisable at the end of the financial year.

Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued
Fair value and assumptions in the calculation of fair value for awards issued

2023	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield

BHP Group Limited
CDP awards	28.88	n/a	2 and 5 years	A$43.48	n/a	n/a
LTIP awards	20.22	3.33%	5 years	A$43.48	34.0%	n/a
MAP awards 1	21.17	n/a	1-3 years	A$37.96/A$46.97	n/a	7.5% up to 30 June 2024 and 5.0% per annum thereafter
Shareplus	18.94	2.35%	3 years	A$52.39	n/a	7.5% up to 30 June 2024 and 5.0% per annum thereafter

1	Includes MAP awards granted on 21 September 2022 and 3 April 2023.